                             AUSTIN



                       GLOBAL EQUITY FUND







                       SEMI-ANNUAL REPORT
                        DECEMBER 31, 1995











                             AUSTIN
                   Investment Management, Inc.
                 Registered Investment Advisors


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AUSTIN GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

Two Portland Square                                    Shareholder Inquiries
Portland, Maine 04101                                  Forum Financial Corp.
                                                       P.O. Box 446
                                                       Portland, Maine 04112
                                                       207-879-0001

SEMI-ANNUAL REPORT                                     DECEMBER 31,  1995
--------------------------------------------------------------------------------

Dear Shareholder:

           For the semi-annual period, July 1, 1995 to December 31, 1995, the Fund rose 16.54% (annualized). We are also pleased to report that your Fund declared its first capital gains distribution in the quarter ended December 31, 1995. It amounted to $0.27 per share. The Fund's performance compared favorably with the annualized rate of increase of 14.14% for Morningstar Global Fund Index.

      Domestic stocks constituted an important part of the Fund's investments and to that degree contributed to the Fund's positive performance during this period.

      The Fund's global investment strategy involves the Fund in
foreign,  as  well  as  the U.S., stock markets.   These foreign
markets underperformed the U.S. markets during the last six months of 1995. Thus, the Fund's performance during this period lagged behind the annualized returns of the S&P 500 Index and the Dow-Jones Industrials of 28.9% and 27.44% respectively. Both these indices gauge only American securities and therefore can lead or lag a Global index at any particular time.

      We appreciate your continued support, and look forward to a prosperous 1996.


  Austin Investment Management, Inc.

                            AUSTIN GLOBAL EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1995




ASSETS:
     Investments, at value (cost $7,953,435)                     $    9,447,983
     Interest, dividends and other receivables                           14,032
     Organization costs, net                                             23,418
                                                                 --------------
Total assets                                                          9,485,433
                                                                 --------------

LIABILITIES:
     Accrued advisory fees                                               28,663
     Accrued management fees                                              1,968
     Accrued fees and other expenses                                     44,736
                                                                 --------------
Total liabilities                                                        75,367
                                                                 --------------

NET ASSETS                                                       $    9,410,066
                                                                 --------------
COMPONENTS OF NET ASSETS:
     Capital paid in                                             $    7,701,078
     Undistributed net investment loss                                  (10,993)
     Net unrealized appreciation                                      1,494,548
     Accumulated net realized gains                                     225,433
                                                                  -------------

NET ASSETS                                                       $    9,410,066
                                                                 --------------
SHARES OUTSTANDING                                                      768,135
                                                                 --------------
NET ASSET VALUE PER SHARE                                        $        12.25
                                                                 --------------

See Notes to Financial Statements                      Stone Bridge Funds, Inc.


                    AUSTIN GLOBAL EQUITY FUND
                     STATEMENT OF OPERATIONS
                        DECEMBER 31, 1995


INVESTMENT INCOME:
   Dividend income                                                $      52,903
   Interest income                                                       16,993
                                                                  -------------
Total income                                                             69,896
                                                                  -------------
EXPENSES:
   Advisory                                                              68,704
   Administration                                                        11,451
   Distribution                                                              87
   Transfer agency                                                        9,358
   Custodian                                                              2,817
   Accounting                                                            19,000
   Auditing                                                               7,000
   Legal                                                                  5,873
   Directors                                                              1,265
   Directors' and Officers' Insurance                                    10,221
   Other                                                                  7,851
                                                                  -------------
Total expenses                                                          143,627
   Advisory fees waived                                                 (28,919)
                                                                  -------------
Net expenses                                                            114,708
                                                                  -------------

NET INVESTMENT LOSS                                                     (44,812)
                                                                  -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain                                                    566,708
   Net change in unrealized appreciation                                159,145
                                                                  -------------
Net realized and unrealized gain on investments                         725,853
                                                                  -------------

INCREASE IN NET ASSETS FROM OPERATIONS                            $     681,041
                                                                  -------------

See Notes to Financial Statements                       Stone Bridge Funds, Inc.

                    AUSTIN GLOBAL EQUITY FUND
               STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEAR ENDED JUNE 30, 1995
         AND FOR THE SIX MONTHS ENDED DECEMBER 31, 1995




                                                     Amount         Shares
NET ASSETS-JUNE 30, 1994                       $   7,645,637
                                               --------------

OPERATIONS:
   Net investment gain                                33,819
   Net realized loss on investments                 (137,102)
   Net change in unrealized appreciation           1,450,500
                                               --------------
                                                   1,347,217
                                               --------------
CAPITAL SHARE TRANSACTIONS:
   Sale of shares                                  1,247,864        122,991
   Shares repurchased                             (1,767,124)      (172,895)
                                               --------------      ---------
                                                    (519,260)       (49,904)
                                               --------------      ---------

NET ASSETS-JUNE 30, 1995                       $   8,473,594
                                               --------------

OPERATIONS:
   Net investment loss                               (44,812)
   Net realized gain on investments                  566,708
   Net change in unrealized appreciation             159,145
                                               --------------
                                                     681,041
                                               --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized capital gains                       (199,483)
                                               --------------

CAPITAL SHARE TRANSACTIONS:
   Sale of shares                                    317,643         26,140
   Reinvested dividends                              198,975
16,550
   Shares repurchased                                (61,704)        (5,123)
                                               --------------      ---------
                                                     454,914         37,567
                                               --------------      ---------

NET ASSETS-DECEMBER 31, 1995                   $   9,410,066
                                               --------------


See Notes to Financial Statements                      Stone Bridge Funds, Inc.

                    AUSTIN GLOBAL EQUITY FUND
                     SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 1995

                                                      SHARES        VALUE
                                                      ------        ------
COMMON STOCKS (82.6%)

ARGENTINA (0.5%)
 Telefonica de Argentina, S.A., Class B               17,000        $45,909
                                                                    -------

DENMARK (.9%)
 Tele Danmark A/S, ADR                                 3,000         82,875
                                                                    -------

FINLAND (2.1%)
 Nokia Corporation, "A" Shares, ADR                    5,000        194,375
                                                                    -------

GERMANY (5.5%)
 RWE AG                                               10,000        291,488
 Systeme, Anwendungen, Produkte
   in der Datenverarbeitung                            1,500        232,659
                                                                    -------

                                                                    524,147
                                                                    -------

HONG KONG (6.6%)
 China Light and Power, ADR                           35,000        161,147
 HSBC Holdings PLC, ADR                                1,000        151,320
 Hong Kong and China Gas Company, Ltd., ADR           50,000         80,505
 Hutchison Whampoa                                     7,500        228,435
                                                                    -------
                                                                    621,407
                                                                    -------

HUNGARY (1.7%)
 MOL Magyar, ADR+                                     20,000        160,000
                                                                    -------

ITALY (4.8%)
 Stet-Societa Finanziaria Telefonica, SPA             40,000        113,212
 Telecom Italia, SPA                                  50,000         77,845
 Telecom Italia Mobile, SPA*                         150,000        264,270
                                                                    -------
                                                                    455,327
                                                                    -------

Japan (7.0%)
 Mitsubishi Bank Ltd.                                  7,000        170,625
 Nisshinbo Industries Inc.*                           20,000        193,888
 Tokio Marine & Fire Insurance Company                 4,500        297,000
                                                                    -------
                                                                    661,513
                                                                    -------


See Notes to Financial Statements                      Stone Bridge Funds, Inc.

                    AUSTIN GLOBAL EQUITY FUND
               SCHEDULE OF INVESTMENTS (CONTINUED)
                        DECEMBER 31, 1995


LUXEMBOURG (1.0%)
 Millicom International Cellular, SA*                  3,000         91,500
                                                                  ---------

MALAYSIA (2.0%)
 Malaysian Oxygen Berhad                              10,000         37,811
 Nestle (Malaysia) Berhad                              9,500         69,597
 Telekom Malaysia Berhad                              10,000         77,986
                                                                  ---------
                                                                    185,394
                                                                  ---------

NETHERLANDS (7.1%)
 Aegon NV, ADR                                         6,063        266,772
 Royal Dutch Petroleum Company                         1,500        211,688
 Royal PTT Nederland NV, ADR                           5,211        189,521
                                                                  ---------
                                                                    667,981
                                                                  ---------
NEW ZEALAND (1.5%)
 Telecom Corporation of New Zealand, ADR               2,000        138,750
                                                                  ---------

PORTUGAL (0.2%)
 Portugal Telecom, SA, ADR*                            1,200         22,800
                                                                  ---------

SINGAPORE (1.3%)
 Development Bank of Singapore                         5,000         62,214
 Fraser and Neave, Ltd.                                5,000         63,628
                                                                  ---------
                                                                    125,842
                                                                  ---------

SWITZERLAND (2.6%)
 Bank Fuer International Zahlungsausgleich                25        210,751
 Roche Holdings AG                                     3,000        237,909
                                                                  ---------
                                                                    448,660
                                                                  ---------

UNITED KINGDOM (8.3%)
 Learmonth & Burch Management Systems Plc., ADR        1,000          8,875
 RTZ Corporation Plc., ADR                             4,000        230,000
 Reuters Holdings Plc., ADR                            2,500        137,812
 Thorn EMI Plc., ADR                                  10,000        235,529
 Vodafone Group Plc., ADR                              5,000        176,250
                                                                  ---------
                                                                    788,466
                                                                  ---------



See Notes to Financial Statements                      Stone Bridge Funds, Inc.

                    AUSTIN GLOBAL EQUITY FUND
               SCHEDULE OF INVESTMENTS (CONTINUED)
                        DECEMBER 31, 1995


UNITED STATES (27.4%)
 Baby Superstore, Inc.*                                7,500        427,500
 H & R Block, Inc.                                     5,000        202,500
 California Microwave, Inc.*                          10,000        166,250
 Capital Cities / ABC, Inc.                            2,000        246,750
 Freeport-McMoran Oil & Gas Royalty Trust             35,000        170,625
 Intercargo Corporation                               10,000        100,000
 LSI Logic Corporation                                 1,000         32,750
 MBIA, Inc.                                            2,000        150,000
 Merrill Lynch & Company, Inc.                         3,000        153,000
 Metromedia International Group*                      15,000        210,000
 Paging Network, Inc.*                                10,000        243,750
 Philip Morris Companies, Inc.                         1,000         90,500
 Roseville Telephone Company                           6,164        158,723
 Schlumberger, Ltd.                                    3,000        207,750
 Sterling Vision, Inc.*                                4,000         27,500
                                                                -----------
                                                                  2,587,598
                                                                -----------

TOTAL COMMON STOCKS (COST $6,961,121)                           $ 7,802,544
                                                                -----------
                                                                -----------
WARRANTS (9.8%)

UNITED STATES (9.8%)
 Bank of New York*                                    25,000        928,125
                                                                -----------

TOTAL WARRANTS (COST $275,000)                                  $   928,125
                                                                -----------
                                                                -----------
SHORT-TERM HOLDINGS (7.6%)
 1784 U.S. Treasury Money Market Fund                369,728        369,728
 Forum Daily Assets Treasury Fund                    347,586        347,586
                                                                -----------

TOTAL SHORT-TERM HOLDINGS (COST $717,314)                      $    717,314
                                                               ------------
                                                               ------------

TOTAL INVESTMENTS (100.0%) (COST $7,953,435)                   $  9,447,983
                                                               ------------
                                                               ------------


*  Non-income producing securities
+ Security exempt from registration. This security may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933 to qualified institutional buyers.

See Notes to Financial Statements                      Stone Bridge Funds, Inc.

                    AUSTIN GLOBAL EQUITY FUND
                  NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1995



NOTE  1.  SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Bridge Funds, Inc. (the "Company") is registered as an open-end management investment company. The Company consists of two active investment portfolios. Included in this report is Austin Global Equity Fund (the "Fund"), a diversified portfolio that commenced operations on December 8, 1993.

a)   SECURITY VALUATION
     The Company determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each business day by dividing the value of the Fund's net assets by the number of shares outstanding at the time the determination is made. Securities, other than short-term, held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined by the Company's Board of Directors. Securities with maturity of sixty days or less are valued at amortized cost.

b)   FOREIGN CURRENCY TRANSLATION
     The books and records of the Fund are maintained in United
     States dollars. Foreign currency amounts are translated into United States dollars on the following basis:

          (i) market value of investment securities, other assets and liabilities - at the current rates of exchange.

          (ii) purchases and sales of investment securities, income and expenses - at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at year end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the year. Accordingly, realized foreign currency gains (losses) are included in the reported net realized loss on investment transactions.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

c)   PURCHASES AND REDEMPTIONS OF SHARES
     Purchases and redemptions of the Fund's shares are effected at the time of determination of the next net asset value following the receipt of any purchase or redemption order. The Company determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each Fund business day by dividing the value of the Fund's net assets by the number of shares outstanding at the time the determination is made.

d)   SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Realized gains and losses on investments sold are recorded on the basis of specific identification. Interest income is accrued as earned and dividend income is recorded on ex-date.

                            AUSTIN GLOBAL EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1995



e)   DISTRIBUTIONS TO SHAREHOLDERS
     Distributions from net investment income and net capital gains, if any, are declared and paid at least annually.

f)   FEDERAL TAXES
     No provision for Federal income taxes is required because the Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute all of its taxable income to its shareholders. As of June 30, 1995 the Fund has the following capital loss carryforward available to offset future capital gains:

     Carryforward expiring in 2003     $21,986

g)   ORGANIZATION COSTS
     The costs incurred by the Fund in connection with its organization have been capitalized and are being amortized on a straight-line basis over a five year period beginning on the commencement of the Fund's operations.

NOTE  2.  INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AND
          OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Fund is Austin Investment Management, Inc. ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.5% of the average daily net assets of the Fund. The Adviser has agreed to reimburse the Fund for certain expenses that exceed the limits applicable to the Fund under the laws of any state.

The administrator and distributor of the Fund is Forum Financial Services, Inc. ("Forum"). Pursuant to an Administration and Distribution Agreement, Forum receives a fee from the Fund at an annual rate of 0.25% of the average annual daily net assets of the Fund. Forum may delegate to other persons responsibility for certain services under this Agreement. In addition, certain legal expenses of $5,873 were charged to the Fund by Forum.

Forum Financial Corp. ("FFC") serves as the Company's transfer agent and dividend disbursing agent, for which it receives $12,000 plus certain shareholder account fees. FFC also serves as the Company's fund accountant and receives $36,000 plus certain adjustments based on the type and volume of portfolio transactions. Forum and FFC are each controlled by their president, John Y. Keffer, Chairman and President of the Company.

NOTE  3.  DISTRIBUTION PLAN

The Company has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the Fund. Under the Plan, the Fund may reimburse Forum for the distribution expenses incurred by Forum on behalf of the Fund. The Fund may not reimburse Forum for any distribution expenses in any fiscal year of the Fund in excess of 0.25% of the average daily net assets of the Fund.

                    AUSTIN GLOBAL EQUITY FUND
            NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                        DECEMBER 31, 1995



NOTE  4.  PURCHASES AND SALES OF SECURITIES

Purchases and sales (excluding short-term investments) of securities during the period ended December 31, 1995 amounted to $4,123,981 and $3,938,083, respectively. Unrealized appreciation and depreciation as of December 31, 1995 were $1,814,287 and $319,739, respectively. The cost of investments for Federal income tax purposes at December 31, 1995 is the same as for financial reporting purposes.

NOTE  5.  CAPITAL SHARE TRANSACTIONS

The Company has 20 billion shares of $.001 par value stock authorized of which 2 billion is allocated to the Fund.

NOTE  6. WAIVER OF FEES

During the period ended December 31, 1995, fees waived by the Adviser were $28,919.

                    AUSTIN GLOBAL EQUITY FUND
                      FINANCIAL HIGHLIGHTS




SELECTED DATA FOR A SHARE OUTSTANDING               Six Months                  Year                   Period
                                                      Ended                    Ended                    Ended
                                                   December 31,               June 30,                 June 30,
                                                       1995                     1995                   1994 (c)
Beginning Net Asset Value Per Share                   $11.60                    $9.80                   $10.00
Net Investment Gain/(Loss)                             (0.06)                    0.04                    (0.03)
Net Realized and Unrealized Gain (Loss)
  on Investments                                        0.98                     1.76                    (0.17)
Distributions from Realized Capital Gains              (0.27)                   -----                   ------
                                                   ------------------------------------------------------------
Ending Net Asset Value Per Share                      $12.25                   $11.60                   $ 9.80

Ratios to Average Net Assets:
     Expenses (a)                                      2.50%  (b)               2.50%                    2.36%  (b)
     Net Investment Income (Loss)                     (0.98%) (b)                .41%                   (0.83%) (b)
Total Return                                           8.02%                   18.37%                   (3.57%) (b)
Portfolio Turnover Rate                               42.46%                   35.31%                    2.49%
Net Assets at End of Period (000's omitted)           $9,410                   $8,474                   $7,646


 (a) During the period, various fees and expenses were waived and reimbursed, respectively.  Had such waiver and reimbursement not occurred, the ratio of expenses to average net assets
     would have been:                                  3.13%  (b)               3.19%                    4.18%  (b)
 (b) Annualized.
 (c) For the period December 8, 1993 (commencement of
     operations) through June 30, 1994.


See Notes to Financial Statements                      Stone Bridge Funds, Inc.

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                         INVESTMENT ADVISER

               Austin Investment Management, Inc.
                   375 Park Avenue, Suite 2207
                  New York, New York 10152-2207




                          ADMINISTRATOR

                 Forum Financial Services, Inc.
                       Two Portland Square
                      Portland, Maine 04101




                            DIRECTORS

                         John Y. Keffer
                       Joseph J. Nicholson
                         David B. Pinter
                         Max J. Schwartz
                        Seymour G. Siegel




                            OFFICERS

             John Y. Keffer, CHAIRMAN AND PRESIDENT
                  Max Berueffy, VICE PRESIDENT
                          AND SECRETARY
                Michael D. Martins, TREASURER AND
                       ASSISTANT SECRETARY
               Lynn A. Young, ASSISTANT TREASURER
             David I. Goldstein, ASSISTANT SECRETARY